Accounts Receivable, Net (Schedule Of Accounts Receivable) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,555	$ 2,961	$ 3,635
Less allowance for doubtful accounts	(127)	(127)	(127)
Accounts receivable, net	$ 3,428	$ 2,834	$ 3,508